Wexford Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 4, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Wexford Trust (the “Trust”)
File Nos. 033-20158 and 811-05469

Dear Sir or Madam:

On behalf of the Trust and its series, the Muhlenkamp Fund (the “Fund”), transmitted herewith for filing are definitive additional solicitation materials related to a transaction referred to in the definitive Proxy Statement previously filed on July 15, 2014 on behalf of the Fund.  The definitive additional solicitation materials consist of a telephone script to be used for the purpose of obtaining shareholder votes on the proxy proposal.

If you have any additional questions or require further information, please contact the undersigned at (414) 765-6121.

Very truly yours,

/s/Angela L. Pingel
Angela L. Pingel, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures